Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of property and equipment

	Right-of-use
Cost	asset	Equipment	Total
	$	$	$
Balance, December 31, 2023	114,588	23,344	137,932
Additions	96,998	—	96,998
Balance, December 31, 2024	211,586	23,344	234,930
Additions	88,074	—	88,074
Balance, December 31, 2025	299,660	23,344	323,004

	Right-of-use
Accumulated amortization	asset	Equipment	Total
	$	$	$
Balance, December 31, 2023	103,675	10,330	114,005
Amortization	78,525	7,679	86,204
Balance, December 31, 2024	182,200	18,009	200,209
Amortization	80,763	4,967	85,730
Balance, December 31, 2025	262,963	22,976	285,939

	Right-of-use
Carrying values	asset	Equipment	Total
	$	$	$
At December 31, 2024	29,386	5,335	34,721
At December 31, 2025	36,697	368	37,065